Stockholders' equity - Schedule of Details of Common Shares Reserved (Detail) - shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Conversion of Stock [Line Items]
Common stock issuable in connection with business combinations	2,015	548	2,036
Common stock issuable under stock award plan	37,518	42,694	35,353
Common stock available for future issuance under stock award plan	31,105	9,649	763
Total	70,638	192,653	177,390
Series A Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Reserved for Future Issuance	0	33,621	33,621
Series B Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Reserved for Future Issuance	0	17,586	17,586
Series C Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Reserved for Future Issuance	0	18,445	18,445
Series D Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Reserved for Future Issuance	0	23,203	23,203
Series E Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Reserved for Future Issuance	0	37,391	36,867
Series F Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Reserved for Future Issuance	0	9,516	9,516